PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited)
1
VY
®
Invesco Growth
and Income Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 97.8%
Communication Services : 6.6%
20,077
Alphabet, Inc. - Class A
$ 3,329,771
2.1
26,269  Comcast Corp. - Class
A
1,097,256
0.7
3,480  Meta Platforms, Inc.
- Class A
1,992,091
1.3
9,931
T-Mobile US, Inc.
2,049,361
1.3
19,651
Walt Disney Co.
1,890,230
1.2
10,358,709
6.6
Consumer Discretionary : 5.8%
17,496
(1)
Amazon.com, Inc.
3,260,030
2.1
42,485
General Motors Co.
1,905,027
1.2
9,746
Genuine Parts Co.
1,361,321
0.9
26,356  Las Vegas Sands
Corp.
1,326,761
0.8
13,473
Starbucks Corp.
1,313,483
0.8
9,166,622
5.8
Consumer Staples : 5.1%
44,652
Kraft Heinz Co.
1,567,732
1.0
20,521  Philip Morris
International, Inc.
2,491,249
1.6
27,826
Sysco Corp.
2,172,098
1.4
29,130
(1)
US Foods Holding
Corp.
1,791,495
1.1
8,022,574
5.1
Energy : 7.8%
17,708
Chevron Corp.
2,607,857
1.7
27,269
ConocoPhillips
2,870,881
1.8
31,024
Exxon Mobil Corp.
3,636,633
2.3
45,533
Shell PLC
1,477,172
0.9
45,587
Suncor Energy, Inc.
1,682,652
1.1
12,275,195
7.8
Financials : 21.2%
8,561
Allstate Corp.
1,623,594
1.0
4,545
American Express Co.
1,232,604
0.8
26,507  American International
Group, Inc.
1,941,107
1.2
121,644
Bank of America Corp.
4,826,834
3.1
30,623
Charles Schwab Corp.
1,984,677
1.2
57,367  Citizens Financial
Group, Inc.
2,356,063
1.5
18,463  Fidelity National
Information Services,
Inc.
1,546,276
1.0
16,881
(1)
Fiserv, Inc.
3,032,672
1.9
4,896  Goldman Sachs
Group, Inc.
2,424,058
1.5
16,780
KKR & Co., Inc.
2,191,132
1.4
14,225  PNC Financial
Services Group, Inc.
2,629,491
1.7
86,759
Wells Fargo & Co.
4,901,016
3.1
9,609  Willis Towers Watson
PLC
2,830,139
1.8
33,519,663
21.2
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care : 14.2%
37,949  Bristol-Myers Squibb
Co.
$ 1,963,481
1.3
17,155
(1)
Centene Corp.
1,291,428
0.8
3,476
Cigna Group
1,204,225
0.8
25,490
CVS Health Corp.
1,602,811
1.0
2,487
Elevance Health, Inc.
1,293,240
0.8
12,817  GE HealthCare
Technologies, Inc.
1,202,876
0.8
5,097
Humana, Inc.
1,614,424
1.0
20,792
Johnson & Johnson
3,369,552
2.1
31,512
Medtronic PLC
2,837,025
1.8
40,139
Pfizer, Inc.
1,161,623
0.7
22,012
Sanofi
2,534,451
1.6
4,038  UnitedHealth Group,
Inc.
2,360,938
1.5
22,436,074
14.2
Industrials : 15.0%
55,698
CSX Corp.
1,923,252
1.2
17,283
Emerson Electric Co.
1,890,242
1.2
7,481
FedEx Corp.
2,047,400
1.3
10,614  Ferguson Enterprises,
Inc.
2,107,622
1.3
7,668  JB Hunt Transport
Services, Inc.
1,321,426
0.9
44,640  Johnson Controls
International PLC
3,464,510
2.2
8,331
Norfolk Southern Corp.
2,070,254
1.3
5,464
Parker-Hannifin Corp.
3,452,265
2.2
22,213  Raytheon Technologies
Corp.
2,691,327
1.7
13,280  Stanley Black &
Decker, Inc.
1,462,526
0.9
14,711
Textron, Inc.
1,303,100
0.8
23,733,924
15.0
Information Technology : 12.1%
32,341
Cisco Systems, Inc.
1,721,188
1.1
25,426  Cognizant Technology
Solutions Corp. - Class
A
1,962,379
1.2
18,595
(1)
Coherent Corp.
1,653,281
1.1
1,304
Lam Research Corp.
1,064,168
0.7
23,981  Microchip Technology,
Inc.
1,925,435
1.2
19,690  Micron Technology,
Inc.
2,042,050
1.3
6,733  NXP Semiconductors
NV
1,615,987
1.0
19,984
Oracle Corp.
3,405,274
2.2
6,517
Salesforce, Inc.
1,783,768
1.1
5,010
(1)
Zebra Technologies
Corp. - Class A
1,855,303
1.2
19,028,833
12.1
Materials : 3.5%
60,033
Barrick Gold Corp.
1,194,056
0.8
22,752
Corteva, Inc.
1,337,590
0.8
19,404  DuPont de Nemours,
Inc.
1,729,091
1.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

VY
®
Invesco Growth
and Income Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Materials: (continued)
9,257
PPG Industries, Inc.
$ 1,226,182
0.8
5,486,919
3.5
Real Estate : 2.3%
29,282
(1)
CBRE Group, Inc.
- Class A
3,645,023
2.3
Software and Services : 0.9%
9,756
TE Connectivity PLC
1,473,059
0.9
Utilities : 3.3%
16,909  American Electric
Power Co., Inc.
1,734,864
1.1
31,715
FirstEnergy Corp.
1,406,560
0.9
61,460
PPL Corp.
2,033,097
1.3
5,174,521
3.3
Total Common Stock
(Cost $122,141,349)
154,321,116
97.8
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 2.1%
Mutual Funds : 2.1%
3,296,211
(2)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
4.830%
(Cost $3,296,211) $ 3,296,211 2.1
Total Short-Term
Investments
(Cost $3,296,211)
3,296,211
2.1
Total Investments in
Securities
(Cost $125,437,560) $ 157,617,327 99.9
Assets in Excess of
Other Liabilities 149,397 0.1
Net Assets $ 157,766,724 100.0
(1)
Non-income producing security.
(2)
Rate shown is the 7-day yield as of September 30, 2024.

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

VY
®
Invesco Growth
and Income Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs #
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2024
Asset Table
Investments, at fair value
Common Stock
Communication Services $ 10,358,709 $ — $ — $ 10,358,709
Consumer Discretionary 9,166,622 — — 9,166,622
Consumer Staples 8,022,574 — — 8,022,574
Energy 10,798,023 1,477,172 — 12,275,195
Financials 33,519,663 — — 33,519,663
Health Care 19,901,623 2,534,451 — 22,436,074
Industrials 23,733,924 — — 23,733,924
Information Technology 19,028,833 — — 19,028,833
Materials 5,486,919 — — 5,486,919
Real Estate 3,645,023 — — 3,645,023
Software and Services 1,473,059 — — 1,473,059
Utilities 5,174,521 — — 5,174,521
Total Common Stock 150,309,493 4,011,623 — 154,321,116
Short-Term Investments 3,296,211 — — 3,296,211
Total Investments, at fair value $ 153,605,704 $ 4,011,623 $ — $ 157,617,327
Other Financial Instruments+
Forward Foreign Currency Contracts — 75,744 — 75,744
Total Assets $ 153,605,704 $ 4,087,367 $ — $ 157,693,071
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts $ — $ (77,644) $ — $ (77,644)
Total Liabilities $ — $ (77,644) $ — $ (77,644)
#
The earlier close of the foreign markets gives rise to the possibility that signiﬁcant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At September 30, 2024, the following forward foreign currency contracts were outstanding for VY
®
Invesco Growth and Income Portfolio:
Currency Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
GBP 1,214,118 USD 1,587,762 State Street Bank and Trust Co. 10/07/24 $ 35,452
EUR 2,496,944 USD 2,759,508 State Street Bank and Trust Co. 10/07/24 20,605
CAD 2,550,779 USD 1,882,320 State Street Bank and Trust Co. 10/07/24 3,956
USD 3,418,012 CAD 4,617,283 State Street Bank and Trust Co. 10/07/24 3,577
GBP 66,631 USD 87,622 State Street Bank and Trust Co. 10/07/24 1,461
GBP 29,746 USD 39,073 State Street Bank and Trust Co. 10/07/24 695
GBP 17,632 USD 22,964 State Street Bank and Trust Co. 10/07/24 608
CAD 95,878 USD 70,724 State Street Bank and Trust Co. 10/07/24 177
EUR 32,050 USD 35,514 State Street Bank and Trust Co. 10/07/24 170
EUR 29,111 USD 32,279 State Street Bank and Trust Co. 10/07/24 134
CAD 55,149 USD 40,655 State Street Bank and Trust Co. 10/07/24 127
CAD 30,075 USD 22,120 State Street Bank and Trust Co. 10/07/24 120
CAD 53,832 USD 39,840 State Street Bank and Trust Co. 10/07/24 (32)
GBP 39,955 USD 53,460 State Street Bank and Trust Co. 10/07/24 (42)
USD 18,667 CAD 25,348 State Street Bank and Trust Co. 10/07/24 (78)
USD 20,676 CAD 28,089 State Street Bank and Trust Co. 10/07/24 (95)
GBP 23,169 USD 31,074 State Street Bank and Trust Co. 10/07/24 (98)

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

VY
®
Invesco Growth
and Income Portfolio
Currency Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
CAD 89,991 USD 66,654 State Street Bank and Trust Co. 10/07/24 $ (106)
USD 26,421 GBP 19,845 State Street Bank and Trust Co. 10/07/24 (110)
CAD 113,540 USD 84,102 State Street Bank and Trust Co. 10/07/24 (140)
USD 75,608 GBP 57,575 State Street Bank and Trust Co. 10/07/24 (1,367)
USD 4,724,923 EUR 4,258,390 State Street Bank and Trust Co. 10/07/24 (16,396)
USD 2,808,619 GBP 2,138,548 State Street Bank and Trust Co. 10/07/24 (50,510)
CAD 1,681,476 USD 1,244,984 The Bank of New York Mellon 10/07/24 (1,550)
GBP 824,717 USD 1,105,285 The Bank of New York Mellon 10/07/24 (2,681)
EUR 1,700,285 USD 1,897,548 The Bank of New York Mellon 10/07/24 (4,439)
USD 1,900,049 EUR 1,700,285 The Bank of New York Mellon 11/07/24 4,372
USD 1,105,267 GBP 824,717 The Bank of New York Mellon 11/07/24 2,693
USD 1,245,990 CAD 1,681,476 The Bank of New York Mellon 11/07/24 1,597
$ (1,900)
Currency Abbreviations:
CAD
—
Canadian Dollar
EUR
—
EU Euro
GBP
—
British Pound
USD
—
United States Dollar
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 34,194,930
Gross Unrealized Depreciation (2,015,163)
Net Unrealized Appreciation $ 32,179,767